Prospectus supplement dated August 6, 2014
to the following prospectus(es):
MFS Variable Annuity prospectus dated May 1, 2002
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The prospectus offers the following underlying mutual fund as an investment option under the contract. Effective July 1, 2014, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
MFS® Series Trust IV - MFS Money Market Fund	MFS® U.S. Government Money Market Fund
GWP-0512